Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES [Abstract]
Schedule of income before income taxes per juristiction

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Argentina	$(530)	$(5,219)	$(6,496)
Paraguay	1,786	454	(1,306)
Uruguay	59,270	37,113	36,931
Panama	(23,652)	(20,262)	(26,701)
Marshall Islands	(3,597)	(6,984)	(2,894)
Others	95	384	103

Total income/(loss) before income taxes and noncontrolling interest	$33,372	$5,486	$(363)

Schedule of income tax benefit/(expense)

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Current	$(175)	$846	$(194)
Deferred	(856)	590	3,966

Total Argentina	$(1,031)	$1,436	$3,772
Current	$(102)	$(58)	$(99)
Deferred	(100)	(2)	(205)

Total Paraguay	$(202)	$(60)	$(304)

Total income tax (expense)/ benefit	$(1,233)	$1,376	$3,468

Reconciliation of Income tax benefit to taxes calculated based on Argentinean tax rate

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Loss before income taxes and noncontrolling interest	$(530)	$(5,219)	$(6,496)
Statutory tax rate	30%	30%	35%

Income before taxes at the statutory tax rate	159	1,566	2,274
Permanent differences	(1,190)	(130)	1,498

Income tax (expense)/ benefit of the year	$(1,031)	$1,436	$3,772

Components of deferred income taxes

	December 31, 2019	December 31, 2018
Deferred income tax assets:
Future deductible differences	$142	$923
Tax loss carry-forward	—	387

Total deferred income tax assets	142	1,310

Deferred income tax liability:
Intangible assets	(3,745)	(4,013)
Property, plant and equipment, net	(3,225)	(3,264)
Other	(1,305)	(1,210)

Total deferred income tax liability	(8,275)	(8,487)

Net deferred income tax liability	$(8,133)	$(7,177)